Shareholders Equity - USD ($)	Common Stock	Discount on Common Stock	Additional Paid-In Capital	Members Deficit	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2011
Beginning Balance, Value at Dec. 31, 2011				$ (10,700)		$ (10,700)
Net loss				(163,456)		(163,456)
Ending Balance, Shares at Dec. 31, 2012
Ending Balance, Value at Dec. 31, 2012				(174,156)		(174,156)
Beginning Balance, Value at Dec. 31, 2012				(174,156)		$ (174,156)
Shares issued due to conversion from LLC to C-Corp., Shares	1,675,000,000
Shares issued due to conversion from LLC to C-Corp., Value	$ 16,750,000	$ (16,750,000)		$ 174,156	$ (174,156)
Reverse stock split adjustment to issued and outstanding shares, Shares	(1,340,000,000)
Reverse stock split adjustment to issued and outstanding shares, Value	$ (13,400,000)	13,400,000
Shares issued for services, Shares	53,475,000
Shares issued for services, Value	$ 534,750	(320,850)				$ 213,900
Net loss					$ (479,195)	(479,195)
Ending Balance, Shares at Dec. 31, 2013	388,475,000
Ending Balance, Value at Dec. 31, 2013	$ 3,884,750	(3,670,850)			(653,351)	(439,451)
Beginning Balance, Value at Dec. 31, 2013	$ 3,884,750	(3,670,850)			(653,351)	(439,451)
Net loss					(322,548)	(322,548)
Ending Balance, Shares at Dec. 31, 2014	388,475,000
Ending Balance, Value at Dec. 31, 2014	$ 3,884,750	$ (3,670,850)			$ (975,899)	$ (761,999)